ING EQUITY TRUST

(“Registrant”)

Supplement dated March 21, 2012

to the Current Statement of Additional Information (“SAI”) for the

above-named Registrant

Effective immediately, the Registrant’s current SAI is hereby revised as follows:

The last sentence of the section entitled “Supplemental Description of Fund Investments and Risks—Depositary Receipts” on page 32 in the SAI is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE